Advances to Equity Accounted Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 883,731	$ 891,478
Exmar LPG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	57,800	81,700
Unpaid interest to partners	$ 400	600
Repayment term	No fixed repayment terms
Yamal LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 96,900	95,300
Unpaid interest to partners	$ 4,800	$ 1,000
LIBOR [Member] | Exmar LPG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	0.50%
LIBOR [Member] | Yamal LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Interest bearing percentage	3.00%